Credit related Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Credit related Commitments and Contingent Liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
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Credit related Commitments and Contingent Liabilities
Irrevocable lending commitments and lending related contingent liabilities
In the normal course of business the Group regularly enters into irrevocable lending commitments, including fronting commitments as well as contingent liabilities consisting of financial and performance guarantees, standby letters of credit and indemnity agreements on behalf of its customers. Under these contracts the Group is required to perform under an obligation agreement or to make payments to the beneficiary based on third party’s failure to meet its obligations. For these instruments it is not known to the Group in detail if, when and to what extent claims will be made. In the event that the Group has to pay out cash in respect of its fronting commitments, the Group would immediately seek reimbursement from the other syndicate lenders. The Group considers all the above instruments in monitoring the credit exposure and may require collateral to mitigate inherent credit risk. If the credit risk monitoring provides sufficient perception about a loss from an expected claim, a provision is established and recorded on the balance sheet.
The following table shows the Group’s revocable lending commitments, irrevocable lending commitments and lending related contingent liabilities without considering collateral or provisions. It shows the maximum potential utilization of the Group in case all these liabilities entered into must be fulfilled. The table therefore does not show the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Irrevocable lending commitments and lending related contingent liabilities
in € m.	Dec 31, 2022	Dec 31, 2021
Irrevocable lending commitments[1]	202,595	184,634
Revocable lending commitments	48,425	49,798
Contingent liabilities	67,214	59,394
Total	318,234	293,825

[1] Prior year’s comparatives aligned to presentation in the current year.
Other commitments and other contingent liabilities
The following table shows the Group’s other irrevocable commitments and other contingent liabilities without considering collateral or provisions. It shows the maximum potential utilization of the Group in case all these liabilities entered into must be fulfilled. The table therefore does not show the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Other commitments and other contingent liabilities
in € m.	Dec 31, 2022	Dec 31, 2021
Other commitments[1]	0	0
Other contingent liabilities	73	77
Total	73	77

[1] Prior year’s comparatives aligned to presentation in the current year.
Government Assistance
In the course of its business, the Group regularly applies for and receives government support by means of Export Credit Agency (“ECA”) guarantees covering transfer and default risks for the financing of exports and investments into Emerging Markets and to a lesser extent, developed markets for Structured Trade & Export Finance and short- and medium-term Trade Finance business. Almost all export-oriented states have established such ECAs to support their domestic exporters. The ECAs act in the name and on behalf of the government of their respective country and are either constituted directly as governmental departments or organized as private companies vested with the official mandate of the government to act on its behalf. Terms and conditions of such ECA guarantees are broadly similar due to the fact that most of the ECAs act within the scope of the Organization for Economic Cooperation and Development (“OECD”) consensus rules. The OECD consensus rules, an intergovernmental agreement of the OECD member states, define benchmarks intended to ensure that a fair competition between different exporting nations will take place.
In some countries dedicated funding programs with governmental support are offered for ECA-covered financings. The Group makes use of such programs to assist its clients in the financing of exported goods and services. In certain financings, the Group also receives government guarantees from national and international governmental institutions as collateral to support financings in the interest of the respective governments. The majority of such ECA guarantees received by the Group were issued either by Korean Export Credit Agencies (Korea Trade Insurance Corporation and The Export-Import Bank of Korea) acting on behalf of the Republic of Korea, by the Euler-Hermes Kreditversicherungs-AG acting on behalf of the Federal Republic of Germany, by the Italian Export Credit Agency (SACE S.p.A.) acting on behalf of the Italian Republic or by the UK Export Finance Agency acting on behalf of the United Kingdom of Great Britain and Northern Ireland.
Irrevocable payment commitments with regard to levies
Irrevocable payment commitments related to bank levy according to Bank Recovery and Resolution Directive (BRRD), the Single Resolution Fund (SRF) and the German deposit protection amounted to € 1.3 billion as of December 31, 2022, and to € 1.1 billion as of December 31, 2021.